UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: 6/30/05

Date of reporting period: 12/31/04

Item 1. Report to Stockholders.

High Pointe Select Value Fund
High Pointe Small Cap Equity Fund

SEMI-ANNUAL REPORT

December 31, 2004

High Pointe Funds
1110 Lake Cook Road, Suite 372
Buffalo Grove, Illinois 60089
Shareholder Services (800) 984-1099

Expense Example - December 31, 2004 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/28/04 - 12/31/04).

Actual Expenses
The first set of lines of the table below provide information about actual account values and actual expenses, with actual net expenses being limited to 1.00% for the Select Value Fund and 1.15% for the Small Cap Equity Fund per the advisory agreement. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second set of lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/28/04	Ending Account Value 12/31/04	Expenses Paid During Period 12/28/04 - 12/31/04

Actual
Select Value Fund	$1,000.00	$1,005.00	$0.08
Small Cap Equity Fund	$1,000.00	$1,005.00	$0.09

Hypothetical (5% return before expenses)
Select Value Fund	$1,000.00	$1,000.33	$0.08
Small Cap Equity Fund	$1,000.00	$1,000.32	$0.09

*	Expenses are equal to an annualized expense ratio of 1.00% for the Select Value Fund and 1.15% for the Small Cap Equity Fund, multiplied by the average account value over the period, multiplied by 3 (days in the most recent fiscal half-year)/365 days (to reflect the one-half year period).

High Pointe Select Value Fund
Allocation of Portfolio Assets - December 31, 2004 (Unaudited)

High Pointe Small Cap Equity Fund
Allocation of Portfolio Assets - December 31, 2004 (Unaudited)

High Pointe Select Value Fund
Schedule of Investments
at December 31, 2004 (Unaudited)

Shares	COMMON STOCKS: 98.7%	Value

	Capital Markets: 3.9%
1,300	The Bank of New York Company, Inc.	$43,446

	Commercial Services & Supplies: 14.0%
2,450	Cendant Corporation	57,281
1,050	H&R Block, Inc.	51,450
1,650	Waste Management, Inc.	49,401
		158,132
	Communications Equipment: 3.1%
8,500	3Com Corporation (a)	35,445

	Consumer Finance: 4.1%
550	Capital One Financial Corporation	46,316

	Diversified Financial Services: 3.9%
900	Citigroup Inc.	43,362

	Food Products: 3.0%
3,100	Del Monte Foods Company (a)	34,162

	Food & Staples Retailing: 4.0%
1,000	CVS Corporation	45,070

	Health Care Providers & Services: 15.6%
350	Aetna Inc.	43,662
650	Cardinal Health, Inc.	37,797
1,250	HCA, Inc.	49,950
1,300	Omnicare, Inc.	45,006
		176,415
	Hotels, Restaurants & Leisure: 3.3%
1,450	GTECH Holdings Corporation	37,627

	Industrial Conglomerates: 3.8%
1,200	Tyco International Ltd. (b)	42,888

	Insurance: 7.5%
650	The Chubb Corporation	49,985
450	XL Capital Ltd., Class A (b)	34,942
		84,927
	Internet & Catalog Retail: 3.4%
1,400	InterActiveCorp (a)	38,668

	Media: 9.4%
1,700	Comcast Corporation (a)	56,576
4,500	Liberty Media Corporation, Class A (a)	49,410
		105,986
	Pharmaceuticals: 3.9%
1,650	Pfizer Inc.	44,369

High Pointe Select Value Fund
Schedule of Investments
at December 31, 2004 (Unaudited)

Shares	COMMON STOCKS (con't.): 98.7%	Value
	Thrifts & Mortgage Finance: 15.8%
850	Fannie Mae	$60,529
450	Freddie Mac	33,165
500	MGIC Investment Corporation	34,455
1,200	Washington Mutual, Inc.	50,736
		178,885

	TOTAL COMMON STOCKS (Cost $1,110,235)	1,115,698

Par	SHORT-TERM INVESTMENTS: 61.9%

	U.S. Government Agencies: 61.9%
$ 700,000	Federal Home Loan Bank (FHLB) Discount Note, 0.85%, 01-03-2005	699,967

	TOTAL SHORT-TERM INVESTMENTS (Cost $699,967)	699,967

	TOTAL INVESTMENTS IN SECURITIES	1,815,665
	(Cost $1,810,202): 160.6%
	Liabilities in Excess of Other Assets: (60.6)%	(685,121)
	NET ASSETS: 100.0%	$1,130,544

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.

See Accompanying Notes to Financial Statements.

High Pointe Small Cap Equity Fund
Schedule of Investments
at December 31, 2004 (Unaudited)

Shares	COMMON STOCKS: 99.1%	Value

	Auto Components: 3.2%
400	Lear Corporation	$24,404

	Biotechnology: 1.5%
300	Affymetrix, Inc. (a)	10,965

	Building Products: 2.7%
600	York International Corporation	20,724

	Commercial Services & Supplies: 2.5%
1,000	Corinthian Colleges, Inc. (a)	18,845

	Communications Equipment: 9.9%
6,700	3Com Corporation (a)	27,939
600	Plantronics, Inc.	24,882
1,000	UTStarcom, Inc. (a)	22,150
		74,971
	Computers & Peripherals: 2.5%
3,600	Maxtor Corporation (a)	19,080

	Electrical Equipment: 3.4%
1,200	American Power Conversion Corporation	25,680

	Electronic Equipment & Instruments: 5.3%
1,400	Avnet, Inc. (a)	25,536
800	Checkpoint Systems, Inc. (a)	14,440
		39,976
	Energy Equipment & Services: 3.1%
1,200	Patterson-UTI Energy, Inc.	23,340

	Food Products: 5.7%
700	American Italian Pasta Company, Class A	16,275
2,400	Del Monte Foods Company (a)	26,448
		42,723
	Health Care Equipment & Supplies: 3.0%
1,000	Wilson Greatbatch Technologies, Inc. (a)	22,420

	Health Care Providers & Services: 6.2%
900	Omnicare, Inc.	31,158
1,900	WebMD Corporation (a)	15,504
		46,662
	Hotels, Restaurants & Leisure: 9.5%
1,100	GTECH Holdings Corporation	28,545
600	Papa John's International, Inc. (a)	20,664
1,800	Triarc Companies, Inc., Class B	22,068
		71,277
	Internet Software & Services: 2.5%
2,400	DoubleClick, Inc. (a)	18,672

	IT Services: 3.5%
3,300	BearingPoint, Inc. (a)	26,499

High Pointe Small Cap Equity Fund
Schedule of Investments
at December 31, 2004 (Unaudited)

Shares	COMMON STOCKS (con't.): 99.1%	Value
	Machinery: 3.9%
700	Briggs & Stratton Corporation	$29,106

	Media: 5.6%
1,500	Cumulus Media, Inc., Class A (a)	22,620
1,400	The Readers' Digest Association, Inc.	19,474
		42,094
	Multiline Retail: 3.5%
2,200	Big Lots, Inc. (a)	26,686

	Savings Institutions, Federally Chartered: 2.4%
400	Westcorp	18,372

	Semiconductor & Semiconductor Equipment: 2.1%
1,900	Integrated Silicon Solution, Inc. (a)	15,580

	Software: 2.0%
1,000	Mentor Graphics Corporation (a)	15,290

	Specialty Retail: 9.2%
500	CarMax, Inc. (a)	15,525
1,000	Foot Locker, Inc.	26,930
1,000	Rent-A-Center, Inc. (a)	26,500
		68,955
	Textiles, Apparel & Luxury Goods: 5.9%
500	Reebok International Ltd.	22,000
2,000	Tommy Hilfiger Corporation (a) (b)	22,560
		44,560

	TOTAL COMMON STOCKS (Cost $743,015)	746,881

Par	SHORT-TERM INVESTMENTS: 99.5%

	U.S. Government Agencies: 99.5%
$ 750,000	Federal Home Loan Bank (FHLB) Discount Note, 0.85%, 01-03-2005	749,965

	TOTAL SHORT-TERM INVESTMENTS (Cost $749,965)	749,965

	TOTAL INVESTMENTS IN SECURITIES	1,496,846
	(Cost $1,492,980): 198.6%
	Liabilities in Excess of Other Assets: (98.6)%	(742,990)
	NET ASSETS: 100.0%	$753,856

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.

See Accompanying Notes to Financial Statements.

High Pointe Funds
STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2004 (Unaudited)

	High Pointe Select Value Fund	High Pointe Small Cap Equity Fund
ASSETS
Investments in securities, at value
(identified cost $1,810,202 and 1,492,980, respectively)	$1,815,665	$1,496,846
Cash	425,082	87
Receivables for:
Due From Advisor	1,140	1,166
Dividends and interest	120	-
Total assets	2,242,007	1,498,099

LIABILITIES
Payables for:
Investments Bought	1,110,236	743,016
Audit Fees	250	250
Administration Fees	247	247
Fund Accounting Fees	181	181
Transfer Agent Fees	168	168
Accrued other expenses	381	381
Total liabilities	1,111,463	744,243

NET ASSETS	$1,130,544	$753,856

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$1,130,544	$753,856
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	112,500	75,000
Net asset value, offering and
redemption price per share	$10.05	$10.05

COMPONENTS OF NET ASSETS
Paid-in capital	$1,125,000	$750,000
Undistributed net investment income (loss)	81	(10)
Net unrealized appreciation on investments	5,463	3,866
Net assets	$1,130,544	$753,856

See Accompanying Notes to Financial Statements.

High Pointe Funds
STATEMENT OF OPERATIONS
For the period December 28, 2004* through December 31, 2004 (Unaudited)

	High Pointe Select Value Fund	High Pointe Small Cap Equity Fund
INVESTMENT INCOME
Income
Dividends	$120	$—
Interest	49	52
Total income	169	52

Expenses
Audit Fees	250	250
Administration Fees (Note 3)	247	247
Fund accounting Fees	181	181
Transfer agent Fees	168	168
Advisory Fees (Note 3)	87	53
Registration Fees	82	82
Miscellaneous	82	82
Trustee Fees	66	66
Reports to shareholders	64	64
Legal Fees	49	49
Custody Fees	30	30
Insurance expense	8	8
Total expenses	1,314	1,280
Less: advisory fee waiver (Note 3)	(1,226)	(1,218)
Net expenses	88	62
Net investment income (loss)	81	(10)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net change in unrealized appreciation
on investments	5,463	3,866
Net realized and unrealized gain on investments	5,463	3,866
Net Increase in Net Assets Resulting from Operations	$5,544	$3,856

*Commencement of Operations.

See Accompanying Notes to Financial Statements.

High Pointe Funds
STATEMENTS OF CHANGES IN NET ASSETS

	High Pointe Select Value Fund December 28, 2004* through December 31, 2004 (Unaudited)	High Pointe Small Cap Equity Fund December 28, 2004* through December 31, 2004 (Unaudited)

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$81	$(10)
Net change in unrealized appreciation on investments	5,463	3,866
Net increase in net assets resulting from operations	5,544	3,856

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net increase in net assets derived from net change
in outstanding shares (a)	1,125,000	750,000
Total increase in net assets	1,130,544	753,856

NET ASSETS
Beginning of period	-	-
End of period	$1,130,544	$753,856
Accumulated net investment income (loss)	$81	$(10)

(a) A summary of share transactions is as follows:

	December 28, 2004* through December 31, 2004 (Unaudited)		December 28, 2004* through December 31, 2004 (Unaudited)
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	112,500	$1,125,000	75,000	$750,000
Net increase	112,500	$1,125,000	75,000	$750,000

*Commencement of Operations.

See Accompanying Notes to Financial Statements.

High Pointe Funds
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	High Pointe Select Value Fund December 28, 2004* through December 31, 2004 (Unaudited)		High Pointe Small Cap Equity Fund December 28, 2004* through December 31, 2004 (Unaudited)

Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net realized and unrealized gain on investments	0.05		0.05
Total from investment operations	0.05		0.05

Net asset value, end of period	$10.05		$10.05

Total return	0.50%		0.50%

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,131		$754
Ratio of expenses to average net assets:
Before expense reimbursement	14.83	%†	23.02	%†
After expense reimbursement	1.00	%†	1.15	%†
Ratio of net investment income (loss) to average net assets:
After expense reimbursement	0.91	%†	-0.18	%†
Portfolio turnover rate	0.00	%‡	0.00	%‡

*Commencement of Operations.
†Annualized.
‡Not Annualized.

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS at December 31, 2004 (Unaudited)

NOTE 1 - ORGANIZATION
High Pointe Funds are a series of shares of beneficial interest of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. The accompanying financial statements include the High Pointe Select Value Fund and the High Pointe Small Cap Equity Fund (each a “Fund” and collectively the “Funds”).

The investment objective of the High Pointe Select Value Fund is to seek long-term capital appreciation by investing mainly in medium and large-capitalization companies whose stocks are considered by High Pointe Capital Management, LLC (the “Advisor”) to be undervalued.

The investment objective of the High Point Small Cap Equity Fund is to seek long-term capital appreciation by normally investing in 30 - 50 small cap equity securities diversified across a minimum of 10 industries.

Both Funds began operations on December 28, 2004.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

B.	Federal Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

C.	Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The High Pointe Select Value Fund charges a 1% redemption fee to shareholders who redeem shares held for less than three months, while the High Pointe Small Cap Equity Fund charges a 2% redemption fee to shareholders who redeem shares held for less than three months. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended December 31, 2004, the Advisor provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1% based upon the average daily net assets of each Fund. For the period ended December 31, 2004, the High Pointe Select Value Fund and the High Pointe Small Cap Equity Fund incurred $87 and $53, respectively in advisory fees.

The Funds are responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.00% of average net assets of the High Pointe Select Value Fund and 1.15% of average net assets of the High Pointe Small Cap Equity Fund. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the period ended December 31, 2004, the Advisor reduced its fees and absorbed Fund expenses in the amount of $1,226 for the High Pointe Select Value Fund and $1,218 for the High Pointe Small Cap Equity Fund. No amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	Year	Amount
High Pointe Select Value Fund	2007	$1,226
High Pointe Small Cap Fund	2007	$1,218

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level	Fee rate
Less than $15 million	$30,000
$15 million to less than $50 million	0.20% of average daily net assets
$50 million to less than $100 million	0.15% of average daily net assets
$100 million to less than $150 million	0.10% of average daily net assets
More than $150 million	0.05% of average daily net assets

For the period ended December 31, 2004, each Fund incurred $247 in administration fees.

U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also officers of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the period ended December 31, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the High Pointe Select Value Fund were $1,110,235 and $0, respectively. The cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the High Pointe Small Cap Equity Fund were $743,015 and $0, respectively.

NOTICE TO SHAREHOLDERS at December 31, 2004 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 984-1099 or on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

Beginning with the quarter ended March 31, 2005, the High Pointe Funds will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Information included in the Funds’ N-Q will also be available by calling (800) 984-1099.

Advisor
High Pointe Capital Management, LLC
1110 Lake Cook Road, Suite 372
Buffalo Grove, Illinois 60089

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Tait, Weller, & Baker
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded for accompanied by a current prospectus. For a current prospectus please call (800) 984-1099.

Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent trustees serve as its nominating committee, however they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

 (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

 (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on   behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 3/7/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*_/s/ Eric M. Banhazl_______
Eric M. Banhazl, President

Date 3/7/05

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 3/7/05

* Print the name and title of each signing officer under his or her signature.